Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Explanatory [Abstract]
Schedule of commitments and contingencies
	Payments due by years
($000s)	Total	2022	2023-24	2025-26	2027-28
Capital expenditure obligations	70,424	16,204	54,220	-	-
Mineral interests	7,308	6	2,506	2,620	2,176
Flow-through share expenditures	2,683	2,683	-	-	-
Lease obligation	1,634	178	1,043	314	99
	82,049	19,071	57,769	2,934	2,275